DEFERRED TAX - Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movements in deferred tax liabilities:
As at January 1,		¥ 993,742
As at December 31,	$ 263,662	1,812,805	¥ 993,742
Temporary difference
Movements in deferred tax liabilities:
As at January 1,		1,055,413	1,244,139
Changes in accounting policies			3,641
Exchange realignment		1,353	(1,830)
Credited to other comprehensive income		(3,769)	11,180
Acquisition of a subsidiaries		822,229	40,706
(Credited)/charged to profit or loss		(8,380)	(220,063)
As at December 31,		1,866,846	1,055,413
Temporary difference | Before change in accounting policy
Movements in deferred tax liabilities:
As at January 1,		1,051,772
As at December 31,			1,051,772
Interest capitalization
Movements in deferred tax liabilities:
As at January 1,		52,934	61,166
(Credited)/charged to profit or loss		(9,102)	(8,232)
As at December 31,		43,832	52,934
Fair value changes of financial assets
Movements in deferred tax liabilities:
As at January 1,		5,972	14,925
Changes in accounting policies			3,641
Credited to other comprehensive income		(3,769)	11,180
(Credited)/charged to profit or loss		3,403	(1,414)
As at December 31,		5,606	5,972
Fair value changes of financial assets | Before change in accounting policy
Movements in deferred tax liabilities:
As at January 1,		2,331
As at December 31,			2,331
Depreciation and amortization
Movements in deferred tax liabilities:
As at January 1,		7,659	7,474
(Credited)/charged to profit or loss		24,830	185
As at December 31,		32,489	7,659
Fair value adjustments arising from acquisition of subsidiaries
Movements in deferred tax liabilities:
As at January 1,		988,848	977,342
Exchange realignment		1,353	(1,830)
Acquisition of a subsidiaries		822,229	40,706
(Credited)/charged to profit or loss		(27,511)	(27,370)
As at December 31,		¥ 1,784,919	988,848
Investment in a subsidiary
Movements in deferred tax liabilities:
As at January 1,			183,232
(Credited)/charged to profit or loss			¥ (183,232)